Financial Instruments - Schedule of Financial Assets and Liabilities Recorded in the Financial Statements (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Financial assets
Investment in equity-accounted joint venture	$ 114,046,056	$ 107,856,418
Total assets recognised at fair value	114,046,056	107,856,418
Financial liabilities
Warrants liability	81,643,610	40,919,123
Total liabilities recognised at fair value	81,643,610	40,919,123
Level 1 [Member]
Financial assets
Investment in equity-accounted joint venture
Total assets recognised at fair value
Financial liabilities
Warrants liability	20,913,916	3,529,803
Total liabilities recognised at fair value	20,913,916	3,529,803
Level 2 [Member]
Financial assets
Investment in equity-accounted joint venture
Total assets recognised at fair value
Financial liabilities
Warrants liability
Total liabilities recognised at fair value
Level 3 [Member]
Financial assets
Investment in equity-accounted joint venture	114,046,056	107,856,418
Total assets recognised at fair value	114,046,056	107,856,418
Financial liabilities
Warrants liability	60,729,694	37,389,320
Total liabilities recognised at fair value	$ 60,729,694	$ 37,389,320